Long/Short Portfolio
The Glenmede Fund, Inc.
Long/Short Portfolio (GTAPX)
Supplement dated March 16, 2012 to the
Prospectus dated February 28, 2012
          The “Fees and Expenses” table for the Long/Short Portfolio on page 15 of the prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Long/Short Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		Long/Short Portfolio
Management Fees		1.20%
Other Expenses	[1]	0.50%
Short Sale Expenses		1.11%
Total Other Expenses		1.61%
Total Annual Portfolio Operating Expenses		2.81%
Fee Waivers and Expense Reimbursements	[2]	0.45%
Net Expenses		2.36%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[2]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio's average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% of the Portfolio's average daily net assets (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2013 and may discontinue this arrangement at any time thereafter.